FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-8

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA-8

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-8 indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-8 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class B Shares	Janus Henderson - Global Research Service Shares
AB Large Cap Growth Class B Shares	MFS® Growth Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Investors Trust Initial Class
BNY Mellon MidCap Stock Initial Shares	MFS® Research Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Index 500 Service Class 2	TA Janus Mid-Cap Growth Initial Class
Franklin Small Cap Value Class 2 Shares	TA JPMorgan Tactical Allocation Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA PIMCO Total Return Initial Class
Invesco V.I. High Yield Series I Shares	TA WMC US Growth Initial Class
Janus Henderson - Balanced Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA-8 since 2014.

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class B Shares	31,258.045	$883,088	$1,129,041	$(1)	$1,129,040	38,305	$28.390946	$30.593585
AB Large Cap Growth Class B Shares	10,478.673	516,893	897,708	-	897,708	30,915	27.947540	30.115854
Alger Growth & Income Class I-2 Shares	42,887.339	783,327	1,266,463	-	1,266,463	52,262	23.450605	25.269865
BNY Mellon MidCap Stock Initial Shares	21,115.810	399,513	523,039	(1)	523,038	15,050	33.539173	36.044921
BNY Mellon Sustainable U.S. Equity Initial Shares	319.331	12,132	18,547	(3)	18,544	626	28.333005	30.449659
BNY Mellon VIF Appreciation Initial Shares	7,942.313	304,812	426,661	-	426,661	13,262	31.373896	33.807629
BNY Mellon VIF Opportunistic Small Cap Initial Shares	21,828.210	968,210	1,261,016	-	1,261,016	59,533	20.718223	22.325796
Fidelity® VIP Contrafund® Service Class 2	13,481.958	476,924	707,938	-	707,938	13,214	52.455439	56.193585
Fidelity® VIP Equity-Income Service Class 2	3,823.290	80,919	96,615	(1)	96,614	3,255	27.937738	29.928921
Fidelity® VIP Index 500 Service Class 2	1,119.185	232,369	517,008	(1)	517,007	12,114	40.535975	43.424526
Franklin Small Cap Value Class 2 Shares	36,064.646	518,434	632,574	-	632,574	17,155	36.074144	38.645191
Franklin Small-Mid Cap Growth Class 2 Shares	15,394.192	271,972	344,676	-	344,676	9,073	36.993108	39.757444
Invesco V.I. High Yield Series I Shares	151,681.383	800,091	793,294	(2)	793,292	44,358	17.527468	18.887136
Janus Henderson - Balanced Service Shares	26,184.744	892,997	1,391,457	1	1,391,458	44,722	29.994998	32.321805
Janus Henderson - Global Research Service Shares	12,690.144	464,317	879,554	(1)	879,553	61,613	13.885405	14.962975
MFS® Growth Initial Class	5,810.428	253,683	461,116	(1)	461,115	15,948	26.986390	29.080662
MFS® Investors Trust Initial Class	1,818.842	52,344	81,339	-	81,339	2,824	28.640435	30.862226
MFS® Research Initial Class	5,617.419	145,294	216,776	-	216,776	7,895	25.520708	27.500982
MS VIF Core Plus Fixed Income Class I Shares	127,844.728	1,354,187	1,338,534	1	1,338,535	77,550	17.061689	18.385112
MS VIF Emerging Markets Equity Class I Shares	10,020.152	153,494	181,465	(1)	181,464	8,121	21.575379	23.249523
MS VIF Global Strategist Class I Shares	8,892.904	89,646	100,490	-	100,490	6,488	14.414380	15.532730
TA Aegon Sustainable Equity Income Initial Class	34,298.109	641,480	724,033	-	724,033	31,722	21.912793	23.474571
TA BlackRock Government Money Market Initial Class	958,431.200	958,431	958,431	3	958,434	105,675	9.069675	9.069675
TA Janus Mid-Cap Growth Initial Class	2,160.552	71,017	96,209	(3)	96,206	3,392	27.100699	29.125727
TA JPMorgan Tactical Allocation Initial Class	23,477.301	341,324	366,246	(34)	366,212	20,859	16.819973	18.018664
TA PIMCO Total Return Initial Class	43,721.617	513,412	484,436	(14)	484,422	31,958	14.749274	15.745144
TA WMC US Growth Initial Class	127,308.511	3,997,077	5,787,445	(1)	5,787,444	169,960	32.981898	35.540888

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount

Net Assets as of December 31, 2019:	$1,017,523	$637,264	$1,057,856	$480,857	$77,126

Investment Income:
Reinvested Dividends	11,531	-	14,404	3,491	864
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,745	12,667	20,271	8,180	1,436

Net Investment Income (Loss)	(5,214)	(12,667)	(5,867)	(4,689)	(572)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,341	53,693	4,970	—	938
Realized Gain (Loss) on Investments	30,738	55,285	36,405	8,553	(16)

Net Realized Capital Gains (Losses) on Investments	78,079	108,978	41,375	8,553	922
Net Change in Unrealized Appreciation (Depreciation)	(78,096)	92,062	95,962	27,694	16,870

Net Gain (Loss) on Investment	(17)	201,040	137,337	36,247	17,792

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,231)	188,373	131,470	31,558	17,220

Increase (Decrease) in Net Assets from Contract Transactions	(57,177)	(88,831)	(36,081)	5,902	1,371

Total Increase (Decrease) in Net Assets	(62,408)	99,542	95,389	37,460	18,591

Net Assets as of December 31, 2020:	$955,115	$736,806	$1,153,245	$518,317	$95,717

Investment Income:
Reinvested Dividends	6,847	—	14,253	3,626	808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,667	15,721	24,463	10,621	1,337

Net Investment Income (Loss)	(13,820)	(15,721)	(10,210)	(6,995)	(529)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	60,715	86,510	3,669	2,375
Realized Gain (Loss) on Investments	35,998	25,544	141,318	24,508	37,021

Net Realized Capital Gains (Losses) on Investments	35,998	86,259	227,828	28,177	39,396
Net Change in Unrealized Appreciation (Depreciation)	214,216	120,881	99,854	96,616	(18,442)

Net Gain (Loss) on Investment	250,214	207,140	327,682	124,793	20,954

Net Increase (Decrease) in Net Assets Resulting from Operations	236,394	191,419	317,472	117,798	20,425

Increase (Decrease) in Net Assets from Contract Transactions	(62,469)	(30,517)	(204,254)	(113,077)	(97,598)

Total Increase (Decrease) in Net Assets	173,925	160,902	113,218	4,721	(77,173)

Net Assets as of December 31, 2021:	$1,129,040	$897,708	$1,266,463	$523,038	$18,544

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2019:	$507,374	$1,118,644	$725,327	$109,061	$411,115

Investment Income:
Reinvested Dividends	3,525	6,602	459	1,166	5,744
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,044	20,649	14,195	1,290	6,952

Net Investment Income (Loss)	(5,519)	(14,047)	(13,736)	(124)	(1,208)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,883	—	3,185	3,371	1,278
Realized Gain (Loss) on Investments	(17,238)	39,927	23,989	2,887	36,158

Net Realized Capital Gains (Losses) on Investments	23,645	39,927	27,174	6,258	37,436
Net Change in Unrealized Appreciation (Depreciation)	58,186	174,316	191,579	(2,975)	21,554

Net Gain (Loss) on Investment	81,831	214,243	218,753	3,283	58,990

Net Increase (Decrease) in Net Assets Resulting from Operations	76,312	200,196	205,017	3,159	57,782

Increase (Decrease) in Net Assets from Contract Transactions	(101,829)	(34,607)	(123,017)	(32,907)	(49,738)

Total Increase (Decrease) in Net Assets	(25,517)	165,589	82,000	(29,748)	8,044

Net Assets as of December 31, 2020:	$481,857	$1,284,233	$807,327	$79,313	$419,159

Investment Income:
Reinvested Dividends	2,201	1,490	217	1,517	4,896
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,949	26,859	15,562	1,615	8,613

Net Investment Income (Loss)	(7,748)	(25,369)	(15,345)	(98)	(3,717)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,918	—	89,206	10,411	3,460
Realized Gain (Loss) on Investments	37,227	82,896	121,326	637	13,477

Net Realized Capital Gains (Losses) on Investments	87,145	82,896	210,532	11,048	16,937
Net Change in Unrealized Appreciation (Depreciation)	32,016	123,396	(18,958)	6,796	94,299

Net Gain (Loss) on Investment	119,161	206,292	191,574	17,844	111,236

Net Increase (Decrease) in Net Assets Resulting from Operations	111,413	180,923	176,229	17,746	107,519

Increase (Decrease) in Net Assets from Contract Transactions	(166,609)	(204,140)	(275,618)	(445)	(9,671)

Total Increase (Decrease) in Net Assets	(55,196)	(23,217)	(99,389)	17,301	97,848

Net Assets as of December 31, 2021:	$426,661	$1,261,016	$707,938	$96,614	$517,007

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount

Net Assets as of December 31, 2019:	$736,093	$286,403	$2,089,890	$1,397,375	$791,613

Investment Income:
Reinvested Dividends	8,559	-	96,401	24,853	4,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,550	5,930	24,923	23,901	14,530

Net Investment Income (Loss)	(2,991)	(5,930)	71,478	952	(9,798)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,403	38,641	-	11,247	39,927
Realized Gain (Loss) on Investments	(71,361)	(8,223)	32,171	79,467	50,570

Net Realized Capital Gains (Losses) on Investments	(34,958)	30,418	32,171	90,714	90,497
Net Change in Unrealized Appreciation (Depreciation)	64,059	105,350	(48,122)	35,490	41,155

Net Gain (Loss) on Investment	29,101	135,768	(15,951)	126,204	131,652

Net Increase (Decrease) in Net Assets Resulting from Operations	26,110	129,838	55,527	127,156	121,854

Increase (Decrease) in Net Assets from Contract Transactions	(85,908)	(41,924)	(450,817)	(251,765)	(73,566)

Total Increase (Decrease) in Net Assets	(59,798)	87,914	(395,290)	(124,609)	48,288

Net Assets as of December 31, 2020:	$676,295	$374,317	$1,694,600	$1,272,766	$839,901

Investment Income:
Reinvested Dividends	7,178	-	81,442	11,528	3,173
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,850	7,092	33,521	25,548	17,299

Net Investment Income (Loss)	(6,672)	(7,092)	47,921	(14,020)	(14,126)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,007	40,815	-	7,091	42,887
Realized Gain (Loss) on Investments	(32,442)	24,021	(27,178)	41,651	69,552

Net Realized Capital Gains (Losses) on Investments	(13,435)	64,836	(27,178)	48,742	112,439
Net Change in Unrealized Appreciation (Depreciation)	161,234	(28,136)	3,121	146,177	28,745

Net Gain (Loss) on Investment	147,799	36,700	(24,057)	194,919	141,184

Net Increase (Decrease) in Net Assets Resulting from Operations	141,127	29,608	23,864	180,899	127,058

Increase (Decrease) in Net Assets from Contract Transactions	(184,848)	(59,249)	(925,172)	(62,207)	(87,406)

Total Increase (Decrease) in Net Assets	(43,721)	(29,641)	(901,308)	118,692	39,652

Net Assets as of December 31, 2021:	$632,574	$344,676	$793,292	$1,391,458	$879,553

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2019:	$320,896	$103,601	$179,882	$799,829	$410,454

Investment Income:
Reinvested Dividends	-	659	1,304	20,281	3,232
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,224	1,976	3,150	17,114	4,914

Net Investment Income (Loss)	(6,224)	(1,317)	(1,846)	3,167	(1,682)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,877	3,150	7,189	7,414	3,922
Realized Gain (Loss) on Investments	23,514	1,739	3,212	48,538	(41,051)

Net Realized Capital Gains (Losses) on Investments	46,391	4,889	10,401	55,952	(37,129)
Net Change in Unrealized Appreciation (Depreciation)	52,799	8,576	17,463	(32,979)	40,564

Net Gain (Loss) on Investment	99,190	13,465	27,864	22,973	3,435

Net Increase (Decrease) in Net Assets Resulting from Operations	92,966	12,148	26,018	26,140	1,753

Increase (Decrease) in Net Assets from Contract Transactions	(25,211)	(6,063)	(4,819)	(112,295)	(167,616)

Total Increase (Decrease) in Net Assets	67,755	6,085	21,199	(86,155)	(165,863)

Net Assets as of December 31, 2020:	$388,651	$109,686	$201,081	$713,674	$244,591

Investment Income:
Reinvested Dividends	-	606	1,109	27,879	1,551
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,568	1,916	3,635	14,142	3,712

Net Investment Income (Loss)	(7,568)	(1,310)	(2,526)	13,737	(2,161)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,773	3,045	11,618	46,208	-
Realized Gain (Loss) on Investments	16,550	15,056	16,516	(29,260)	2,637

Net Realized Capital Gains (Losses) on Investments	75,323	18,101	28,134	16,948	2,637
Net Change in Unrealized Appreciation (Depreciation)	14,400	2,844	15,229	(42,382)	5,811

Net Gain (Loss) on Investment	89,723	20,945	43,363	(25,434)	8,448

Net Increase (Decrease) in Net Assets Resulting from Operations	82,155	19,635	40,837	(11,697)	6,287

Increase (Decrease) in Net Assets from Contract Transactions	(9,691)	(47,982)	(25,142)	636,558	(69,414)

Total Increase (Decrease) in Net Assets	72,464	(28,347)	15,695	624,861	(63,127)

Net Assets as of December 31, 2021:	$461,115	$81,339	$216,776	$1,338,535	$181,464

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MS VIF Global Strategist Class I Shares Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount

Net Assets as of December 31, 2019:	$78,233	$910,253	$880,002	$124,894	$407,355

Investment Income:
Reinvested Dividends	1,159	21,021	2,447	238	7,869
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,404	13,179	14,390	2,038	6,527

Net Investment Income (Loss)	(245)	7,842	(11,943)	(1,800)	1,342

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,933	84,942	-	8,516	8,052
Realized Gain (Loss) on Investments	517	(29,488)	-	4,962	22,776

Net Realized Capital Gains (Losses) on Investments	6,450	55,454	-	13,478	30,828
Net Change in Unrealized Appreciation (Depreciation)	1,697	(137,275)	-	5,458	(8,289)

Net Gain (Loss) on Investment	8,147	(81,821)	-	18,936	22,539

Net Increase (Decrease) in Net Assets Resulting from Operations	7,902	(73,979)	(11,943)	17,136	23,881

Increase (Decrease) in Net Assets from Contract Transactions	6,147	(113,581)	(25,287)	(14,867)	(100,102)

Total Increase (Decrease) in Net Assets	14,049	(187,560)	(37,230)	2,269	(76,221)

Net Assets as of December 31, 2020:	$92,282	$722,693	$842,772	$127,163	$331,134

Investment Income:
Reinvested Dividends	1,754	15,182	35	296	6,667
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,716	13,502	15,671	2,296	6,599

Net Investment Income (Loss)	38	1,680	(15,636)	(2,000)	68

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,201	-	-	13,349	21,883
Realized Gain (Loss) on Investments	790	(42,107)	-	23,215	1,787

Net Realized Capital Gains (Losses) on Investments	3,991	(42,107)	-	36,564	23,670
Net Change in Unrealized Appreciation (Depreciation)	1,960	172,458	-	(17,443)	(13,636)

Net Gain (Loss) on Investment	5,951	130,351	-	19,121	10,034

Net Increase (Decrease) in Net Assets Resulting from Operations	5,989	132,031	(15,636)	17,121	10,102

Increase (Decrease) in Net Assets from Contract Transactions	2,219	(130,691)	131,298	(48,078)	24,976

Total Increase (Decrease) in Net Assets	8,208	1,340	115,662	(30,957)	35,078

Net Assets as of December 31, 2021:	$100,490	$724,033	$958,434	$96,206	$366,212

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PIMCO Total Return Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2019:	$575,661	$4,414,327

Investment Income:
Reinvested Dividends	21,209	5,327
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,628	94,970

Net Investment Income (Loss)	3,581	(89,643)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,191	387,805
Realized Gain (Loss) on Investments	8,244	230,220

Net Realized Capital Gains (Losses) on Investments	10,435	618,025
Net Change in Unrealized Appreciation (Depreciation)	14,743	1,045,647

Net Gain (Loss) on Investment	25,178	1,663,672

Net Increase (Decrease) in Net Assets Resulting from Operations	28,759	1,574,029

Increase (Decrease) in Net Assets from Contract Transactions	(123,020)	(308,701)

Total Increase (Decrease) in Net Assets	(94,261)	1,265,328

Net Assets as of December 31, 2020:	$481,400	$5,679,655

Investment Income:
Reinvested Dividends	7,366	4,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,416	112,441

Net Investment Income (Loss)	(2,050)	(107,962)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,111	827,962
Realized Gain (Loss) on Investments	(515)	503,762

Net Realized Capital Gains (Losses) on Investments	28,596	1,331,724
Net Change in Unrealized Appreciation (Depreciation)	(40,101)	(246,857)

Net Gain (Loss) on Investment	(11,505)	1,084,867

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,555)	976,905

Increase (Decrease) in Net Assets from Contract Transactions	16,577	(869,116)

Total Increase (Decrease) in Net Assets	3,022	107,789

Net Assets as of December 31, 2021:	$484,422	$5,787,444

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA-8 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransMark Optimum ChoiceSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class

9

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount	Mutual Fund
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

10

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

11

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class B Shares	$21,416	$97,704
AB Large Cap Growth Class B Shares	61,888	47,411
Alger Growth & Income Class I-2 Shares	111,483	239,437
BNY Mellon MidCap Stock Initial Shares	13,237	129,639
BNY Mellon Sustainable U.S. Equity Initial Shares	4,679	100,430
BNY Mellon VIF Appreciation Initial Shares	54,079	178,518
BNY Mellon VIF Opportunistic Small Cap Initial Shares	41,014	270,523
Fidelity® VIP Contrafund® Service Class 2	137,823	339,579
Fidelity® VIP Equity-Income Service Class 2	11,928	2,059
Fidelity® VIP Index 500 Service Class 2	9,914	19,841
Franklin Small Cap Value Class 2 Shares	73,959	246,472
Franklin Small-Mid Cap Growth Class 2 Shares	54,362	79,888
Invesco V.I. High Yield Series I Shares	99,720	976,971
Janus Henderson - Balanced Service Shares	38,004	107,141
Janus Henderson - Global Research Service Shares	46,353	104,997
MFS® Growth Initial Class	62,449	20,934
MFS® Investors Trust Initial Class	5,439	51,686
MFS® Research Initial Class	12,909	28,959
MS VIF Core Plus Fixed Income Class I Shares	1,013,902	317,400
MS VIF Emerging Markets Equity Class I Shares	6,600	78,175
MS VIF Global Strategist Class I Shares	9,916	4,458
TA Aegon Sustainable Equity Income Initial Class	41,884	170,896
TA BlackRock Government Money Market Initial Class	202,020	86,359
TA Janus Mid-Cap Growth Initial Class	15,998	52,727
TA JPMorgan Tactical Allocation Initial Class	57,436	10,508
TA PIMCO Total Return Initial Class	55,704	12,065
TA WMC US Growth Initial Class	962,082	1,111,197

12

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Growth and Income Class B Shares	286	(2,572)	(2,286)	466	(3,325)	(2,859)
AB Large Cap Growth Class B Shares	-	(1,114)	(1,114)	-	(4,592)	(4,592)
Alger Growth & Income Class I-2 Shares	519	(9,915)	(9,396)	875	(2,891)	(2,016)
BNY Mellon MidCap Stock Initial Shares	141	(3,437)	(3,296)	278	23	301
BNY Mellon Sustainable U.S. Equity Initial Shares	56	(3,368)	(3,312)	74	(6)	68
BNY Mellon VIF Appreciation Initial Shares	26	(5,550)	(5,524)	34	(5,308)	(5,274)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	715	(10,498)	(9,783)	839	(2,370)	(1,531)
Fidelity® VIP Contrafund® Service Class 2	11	(5,770)	(5,759)	51	(2,813)	(2,762)
Fidelity® VIP Equity-Income Service Class 2	-	(15)	(15)	-	(1,504)	(1,504)
Fidelity® VIP Index 500 Service Class 2	45	(307)	(262)	93	(1,748)	(1,655)
Franklin Small Cap Value Class 2 Shares	87	(5,614)	(5,527)	173	(2,990)	(2,817)
Franklin Small-Mid Cap Growth Class 2 Shares	62	(1,633)	(1,571)	99	(1,833)	(1,734)
Invesco V.I. High Yield Series I Shares	166	(53,815)	(53,649)	553	(25,007)	(24,454)
Janus Henderson - Balanced Service Shares	500	(2,664)	(2,164)	754	(11,699)	(10,945)
Janus Henderson - Global Research Service Shares	-	(6,156)	(6,156)	-	(7,096)	(7,096)
MFS® Growth Initial Class	67	(431)	(364)	132	(1,263)	(1,131)
MFS® Investors Trust Initial Class	67	(1,856)	(1,789)	88	(348)	(260)
MFS® Research Initial Class	1	(1,085)	(1,084)	1	(225)	(224)
MS VIF Core Plus Fixed Income Class I Shares	452	37,111	37,563	1,093	(8,552)	(7,459)
MS VIF Emerging Markets Equity Class I Shares	14	(3,049)	(3,035)	85	(10,164)	(10,079)
MS VIF Global Strategist Class I Shares	115	16	131	205	277	482
TA Aegon Sustainable Equity Income Initial Class	254	(6,833)	(6,579)	846	(6,585)	(5,739)
TA BlackRock Government Money Market Initial Class	2,024	12,337	14,361	2,657	(5,301)	(2,644)
TA Janus Mid-Cap Growth Initial Class	-	(1,801)	(1,801)	-	(803)	(803)
TA JPMorgan Tactical Allocation Initial Class	627	783	1,410	864	(8,051)	(7,187)

13

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA PIMCO Total Return Initial Class	122	934	1,056	256	(8,533)	(8,277)
TA WMC US Growth Initial Class	1,049	(29,037)	(27,988)	1,691	(10,585)	(8,894)

14

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020

	Units Purchased in	Units Redeemed and Transferred	Dollar Net Increase	Units Purchased	Units Redeemed and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
AB Growth and Income Class B Shares	$7,471	$(69,940)	$(62,469)	$9,234	$(66,411)	$(57,177)
AB Large Cap Growth Class B Shares	-	(30,517)	(30,517)	-	(88,831)	(88,831)
Alger Growth & Income Class I-2 Shares	7,427	(211,681)	(204,254)	14,400	(50,481)	(36,081)
BNY Mellon MidCap Stock Initial Shares	4,531	(117,608)	(113,077)	6,290	(388)	5,902
BNY Mellon Sustainable U.S. Equity Initial Shares	1,500	(99,098)	(97,598)	1,500	(129)	1,371
BNY Mellon VIF Appreciation Initial Shares	745	(167,354)	(166,609)	743	(102,572)	(101,829)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	11,747	(215,887)	(204,140)	11,553	(46,160)	(34,607)
Fidelity® VIP Contrafund® Service Class 2	519	(276,137)	(275,618)	1,746	(124,763)	(123,017)
Fidelity® VIP Equity-Income Service Class 2	-	(445)	(445)	-	(32,907)	(32,907)
Fidelity® VIP Index 500 Service Class 2	1,724	(11,395)	(9,671)	2,684	(52,422)	(49,738)
Franklin Small Cap Value Class 2 Shares	3,053	(187,901)	(184,848)	4,176	(90,084)	(85,908)
Franklin Small-Mid Cap Growth Class 2 Shares	2,387	(61,636)	(59,249)	2,604	(44,528)	(41,924)
Invesco V.I. High Yield Series I Shares	3,054	(928,226)	(925,172)	9,274	(460,091)	(450,817)
Janus Henderson - Balanced Service Shares	14,044	(76,251)	(62,207)	18,058	(269,823)	(251,765)
Janus Henderson - Global Research Service Shares	-	(87,406)	(87,406)	-	(73,566)	(73,566)
MFS® Growth Initial Class	1,743	(11,434)	(9,691)	2,594	(27,805)	(25,211)
MFS® Investors Trust Initial Class	1,743	(49,725)	(47,982)	1,743	(7,806)	(6,063)
MFS® Research Initial Class	18	(25,160)	(25,142)	18	(4,837)	(4,819)
MS VIF Core Plus Fixed Income Class I Shares	7,794	628,764	636,558	18,703	(130,998)	(112,295)
MS VIF Emerging Markets Equity Class I Shares	325	(69,739)	(69,414)	1,447	(169,063)	(167,616)
MS VIF Global Strategist Class I Shares	1,743	476	2,219	2,594	3,553	6,147
TA Aegon Sustainable Equity Income Initial Class	5,482	(136,173)	(130,691)	14,904	(128,485)	(113,581)
TA BlackRock Government Money Market Initial Class	18,495	112,803	131,298	24,752	(50,039)	(25,287)
TA Janus Mid-Cap Growth Initial Class	-	(48,078)	(48,078)	-	(14,867)	(14,867)

15

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020

	Units Purchased in	Units Redeemed and Transferred	Dollar Net Increase	Units Purchased	Units Redeemed and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	in Dollars	to/from in Dollars	(Decrease)
TA JPMorgan Tactical Allocation Initial Class	$10,970	$14,006	$24,976	$13,889	$(113,991)	$(100,102)
TA PIMCO Total Return Initial Class	1,822	14,755	16,577	3,829	(126,849)	(123,020)
TA WMC US Growth Initial Class	28,029	(897,145)	(869,116)	39,349	(348,050)	(308,701)

16

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
AB Growth and Income Class B Shares
12/31/2021	38,305	$30.59	to	$28.39	$1,129,040	0.63%	1.75%	to	2.10%	25.62%	to	25.18%
12/30/2020	40,591	24.35	to	22.68	955,115	1.32	1.75	to	2.10	0.69	to	0.34
12/31/2019	43,450	24.19	to	22.60	1,017,523	1.01	1.75	to	2.10	21.47	to	21.04
12/31/2018	45,647	19.91	to	18.67	881,195	0.79	1.75	to	2.10	(7.49)	to	(7.81)
12/31/2017	62,130	21.52	to	20.26	1,289,759	1.21	1.75	to	2.10	16.55	to	16.14
AB Large Cap Growth Class B Shares
12/31/2021	30,915	30.12	to	27.95	897,708	-	1.75	to	2.10	26.42	to	25.98
12/30/2020	32,029	23.82	to	22.18	736,806	-	1.75	to	2.10	32.80	to	32.33
12/31/2019	36,621	17.94	to	16.76	637,264	-	1.75	to	2.10	32.03	to	31.57
12/31/2018	43,633	13.59	to	12.74	575,524	-	1.75	to	2.10	0.54	to	0.18
12/31/2017	62,932	13.51	to	12.72	819,206	-	1.75	to	2.10	29.40	to	28.95
Alger Growth & Income Class I-2 Shares
12/31/2021	52,262	25.27	to	23.45	1,266,463	1.14	1.75	to	2.10	29.38	to	28.93
12/30/2020	61,658	19.53	to	18.19	1,153,245	1.39	1.75	to	2.10	12.88	to	12.49
12/31/2019	63,674	17.30	to	16.17	1,057,856	1.59	1.75	to	2.10	27.23	to	26.78
12/31/2018	71,556	13.60	to	12.75	935,222	1.66	1.75	to	2.10	(6.28)	to	(6.60)
12/31/2017	76,241	14.51	to	13.66	1,065,284	1.54	1.75	to	2.10	19.22	to	18.81
BNY Mellon MidCap Stock Initial Shares
12/31/2021	15,050	36.04	to	33.54	523,038	0.65	1.75	to	2.10	23.70	to	23.27
12/30/2020	18,346	29.14	to	27.21	518,317	0.81	1.75	to	2.10	6.23	to	5.85
12/31/2019	18,045	27.43	to	25.70	480,857	0.66	1.75	to	2.10	18.10	to	17.69
12/31/2018	19,698	23.23	to	21.84	445,511	0.59	1.75	to	2.10	(16.96)	to	(17.26)
12/31/2017	21,632	27.97	to	26.40	591,779	1.08	1.75	to	2.10	13.38	to	12.99
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2021	626	30.45	to	28.33	18,544	1.08	1.75	to	2.10	24.79	to	24.36
12/30/2020	3,938	24.40	to	22.78	95,717	1.07	1.75	to	2.10	21.99	to	21.56
12/31/2019	3,870	20.00	to	18.74	77,126	1.56	1.75	to	2.10	32.03	to	31.57
12/31/2018	4,721	15.15	to	14.25	70,870	2.07	1.75	to	2.10	(6.07)	to	(6.40)
12/31/2017	7,706	16.13	to	15.22	123,643	1.14	1.75	to	2.10	13.34	to	12.94
BNY Mellon VIF Appreciation Initial Shares
12/31/2021	13,262	33.81	to	31.37	426,661	0.44	1.75	to	2.10	24.93	to	24.49
12/30/2020	18,786	27.06	to	25.20	481,857	0.79	1.75	to	2.10	21.54	to	21.11
12/31/2019	24,060	22.27	to	20.81	507,374	1.16	1.75	to	2.10	33.74	to	33.27
12/31/2018	26,611	16.65	to	15.61	420,325	1.24	1.75	to	2.10	(8.48)	to	(8.80)
12/31/2017	30,585	18.19	to	17.12	530,092	1.34	1.75	to	2.10	25.13	to	24.70

17

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2021	59,533	$22.33	to	$20.72	$1,261,016	0.11%	1.75%	to	2.10%	14.44%	to	14.04%
12/30/2020	69,316	19.51	to	18.17	1,284,233	0.64	1.75	to	2.10	17.81	to	17.40
12/31/2019	70,847	16.56	to	15.48	1,118,644	-	1.75	to	2.10	19.67	to	19.25
12/31/2018	78,953	13.84	to	12.98	1,045,958	-	1.75	to	2.10	(20.49)	to	(20.77)
12/31/2017	87,097	17.40	to	16.38	1,454,589	-	1.75	to	2.10	22.52	to	22.10
Fidelity® VIP Contrafund® Service Class 2
12/31/2021	13,214	56.19	to	52.46	707,938	0.03	1.75	to	2.10	25.30	to	24.86
12/30/2020	18,973	44.85	to	42.01	807,327	0.07	1.75	to	2.10	27.97	to	27.52
12/31/2019	21,735	35.05	to	32.94	725,327	0.22	1.75	to	2.10	29.00	to	28.55
12/31/2018	41,404	27.17	to	25.63	1,069,384	0.42	1.75	to	2.10	(8.27)	to	(8.59)
12/31/2017	44,908	29.62	to	28.04	1,269,022	1.05	1.75	to	2.10	19.48	to	19.07
Fidelity® VIP Equity-Income Service Class 2
12/31/2021	3,255	29.93	to	27.94	96,614	1.68	1.75	to	2.10	22.45	to	22.02
12/30/2020	3,270	24.44	to	22.90	79,313	1.63	1.75	to	2.10	4.59	to	4.22
12/31/2019	4,774	23.37	to	21.97	109,061	1.83	1.75	to	2.10	24.90	to	24.47
12/31/2018	4,871	18.71	to	17.65	89,149	2.08	1.75	to	2.10	(10.13)	to	(10.45)
12/31/2017	5,107	20.82	to	19.71	104,179	1.40	1.75	to	2.10	10.70	to	10.32
Fidelity® VIP Index 500 Service Class 2
12/31/2021	12,114	43.42	to	40.54	517,007	1.04	1.75	to	2.10	26.03	to	25.59
12/30/2020	12,376	34.45	to	32.28	419,159	1.52	1.75	to	2.10	15.89	to	15.49
12/31/2019	14,031	29.73	to	27.95	411,115	1.76	1.75	to	2.10	28.75	to	28.30
12/31/2018	14,606	23.09	to	21.78	332,559	1.54	1.75	to	2.10	(6.39)	to	(6.72)
12/31/2017	17,571	24.67	to	23.35	429,063	1.46	1.75	to	2.10	19.31	to	18.89
Franklin Small Cap Value Class 2 Shares
12/31/2021	17,155	38.65	to	36.07	632,574	1.04	1.75	to	2.10	23.19	to	22.76
12/30/2020	22,682	31.37	to	29.39	676,295	1.50	1.75	to	2.10	3.36	to	3.00
12/31/2019	25,499	30.35	to	28.53	736,093	0.94	1.75	to	2.10	24.16	to	23.72
12/31/2018	44,397	24.45	to	23.06	1,030,425	0.89	1.75	to	2.10	(14.40)	to	(14.70)
12/31/2017	40,317	28.56	to	27.03	1,097,467	0.37	1.75	to	2.10	8.74	to	8.36
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2021	9,073	39.76	to	36.99	344,676	-	1.75	to	2.10	8.10	to	7.73
12/30/2020	10,644	36.78	to	34.34	374,317	-	1.75	to	2.10	52.40	to	51.86
12/31/2019	12,378	24.13	to	22.61	286,403	-	1.75	to	2.10	29.16	to	28.70
12/31/2018	13,859	18.68	to	17.57	249,022	-	1.75	to	2.10	(7.02)	to	(7.35)
12/31/2017	14,331	20.10	to	18.96	277,638	-	1.75	to	2.10	19.30	to	18.88
Invesco V.I. High Yield Series I Shares
12/31/2021	44,358	18.89	to	17.53	793,292	5.01	1.75	to	2.10	2.57	to	2.21
12/30/2020	98,007	18.41	to	17.15	1,694,600	7.94	1.75	to	2.10	1.52	to	1.16
12/31/2019	122,461	18.14	to	16.95	2,089,890	5.24	1.75	to	2.10	11.54	to	11.15
12/31/2018	48,348	16.26	to	15.25	749,224	6.33	1.75	to	2.10	(5.04)	to	(5.37)
12/31/2017	156,145	17.12	to	16.12	2,528,114	4.07	1.75	to	2.10	4.46	to	4.10

18

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Janus Henderson - Balanced Service Shares
12/31/2021	44,722	$32.32	to	$29.99	$1,391,458	0.87%	1.75%	to	2.10%	14.88%	to	14.48%
12/30/2020	46,886	28.13	to	26.20	1,272,766	2.01	1.75	to	2.10	12.05	to	11.65
12/31/2019	57,831	25.11	to	23.47	1,397,375	1.63	1.75	to	2.10	20.15	to	19.73
12/31/2018	65,231	20.90	to	19.60	1,313,157	1.77	1.75	to	2.10	(1.32)	to	(1.67)
12/31/2017	75,317	21.18	to	19.93	1,536,411	0.49	1.75	to	2.10	16.09	to	15.69
Janus Henderson - Global Research Service Shares
12/31/2021	61,613	14.96	to	13.89	879,553	0.36	1.75	to	2.10	15.75	to	15.35
12/30/2020	67,769	12.93	to	12.04	839,901	0.64	1.75	to	2.10	17.68	to	17.27
12/31/2019	74,865	10.98	to	10.27	791,613	0.84	1.75	to	2.10	26.48	to	26.04
12/31/2018	96,057	8.68	to	8.14	804,277	0.97	1.75	to	2.10	(8.70)	to	(9.02)
12/31/2017	99,700	9.51	to	8.95	916,196	0.20	1.75	to	2.10	24.49	to	24.06
MFS® Growth Initial Class
12/31/2021	15,948	29.08	to	26.99	461,115	-	1.75	to	2.10	21.39	to	20.97
12/30/2020	16,312	23.96	to	22.31	388,651	-	1.75	to	2.10	29.56	to	29.11
12/31/2019	17,443	18.49	to	17.28	320,896	-	1.75	to	2.10	35.75	to	35.28
12/31/2018	22,785	13.62	to	12.77	308,984	0.09	1.75	to	2.10	0.88	to	0.52
12/31/2017	26,829	13.50	to	12.71	358,679	0.10	1.75	to	2.10	29.13	to	28.68
MFS® Investors Trust Initial Class
12/31/2021	2,824	30.86	to	28.64	81,339	0.64	1.75	to	2.10	24.61	to	24.18
12/30/2020	4,613	24.77	to	23.06	109,686	0.65	1.75	to	2.10	11.89	to	11.50
12/31/2019	4,873	22.13	to	20.69	103,601	0.68	1.75	to	2.10	29.30	to	28.85
12/31/2018	5,338	17.12	to	16.05	87,773	0.61	1.75	to	2.10	(7.14)	to	(7.46)
12/31/2017	6,395	18.43	to	17.35	113,829	0.70	1.75	to	2.10	21.21	to	20.79
MFS® Research Initial Class
12/31/2021	7,895	27.50	to	25.52	216,776	0.54	1.75	to	2.10	22.64	to	22.21
12/30/2020	8,979	22.42	to	20.88	201,081	0.73	1.75	to	2.10	14.57	to	14.16
12/31/2019	9,203	19.57	to	18.29	179,882	0.81	1.75	to	2.10	30.64	to	30.19
12/31/2018	10,321	14.98	to	14.05	154,454	0.68	1.75	to	2.10	(6.04)	to	(6.37)
12/31/2017	11,165	15.95	to	15.01	177,841	1.37	1.75	to	2.10	21.24	to	20.81
MS VIF Core Plus Fixed Income Class I Shares
12/31/2021	77,550	18.39	to	17.06	1,338,535	3.91	1.75	to	2.10	(2.05)	to	(2.40)
12/30/2020	39,987	18.77	to	17.48	713,674	2.39	1.75	to	2.10	5.92	to	5.55
12/31/2019	47,446	17.72	to	16.56	799,829	3.85	1.75	to	2.10	8.96	to	8.58
12/31/2018	83,359	16.26	to	15.25	1,283,802	3.30	1.75	to	2.10	(2.38)	to	(2.73)
12/31/2017	58,471	16.66	to	15.68	932,145	3.20	1.75	to	2.10	4.41	to	4.04
MS VIF Emerging Markets Equity Class I Shares
12/31/2021	8,121	23.25	to	21.58	181,464	0.81	1.75	to	2.10	1.20	to	0.85
12/30/2020	11,156	22.97	to	21.39	244,591	1.32	1.75	to	2.10	12.45	to	12.05
12/31/2019	21,235	20.43	to	19.09	410,454	0.98	1.75	to	2.10	17.51	to	17.10
12/31/2018	35,982	17.39	to	16.30	590,871	0.49	1.75	to	2.10	(18.91)	to	(19.19)
12/31/2017	39,098	21.44	to	20.18	794,977	0.57	1.75	to	2.10	32.73	to	32.27

19

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
MS VIF Global Strategist Class I Shares
12/31/2021	6,488	$15.53	to	$14.41	$100,490	1.80%	1.75%	to	2.10%	6.49%	to	6.12%
12/30/2020	6,357	14.59	to	13.58	92,282	1.47	1.75	to	2.10	8.99	to	8.61
12/31/2019	5,875	13.38	to	12.51	78,233	1.87	1.75	to	2.10	15.73	to	15.32
12/31/2018	5,740	11.56	to	10.85	66,056	1.09	1.75	to	2.10	(8.14)	to	(8.46)
12/31/2017	8,085	12.59	to	11.85	99,414	1.17	1.75	to	2.10	14.10	to	13.70
TA Aegon Sustainable Equity Income Initial Class
12/31/2021	31,722	23.47	to	21.91	724,033	2.13	1.75	to	2.10	20.30	to	19.88
12/30/2020	38,301	19.51	to	18.28	722,693	3.09	1.75	to	2.10	(8.96)	to	(9.28)
12/31/2019	44,040	21.43	to	20.15	910,253	2.28	1.75	to	2.10	21.76	to	21.33
12/31/2018	69,174	17.60	to	16.61	1,166,663	2.28	1.75	to	2.10	(13.05)	to	(13.35)
12/31/2017	88,829	20.25	to	19.17	1,723,725	2.08	1.75	to	2.10	14.41	to	14.02
TA BlackRock Government Money Market Initial Class
12/31/2021	105,675	9.07	to	9.07	958,434	-	1.75	to	2.10	(1.73)	to	(1.73)
12/30/2020	91,314	9.23	to	9.23	842,772	0.30	1.75	to	2.10	(1.46)	to	(1.46)
12/31/2019	93,958	9.37	to	9.37	880,002	1.97	1.75	to	2.10	0.20	to	0.20
12/31/2018	103,710	9.35	to	9.35	969,364	1.78	1.75	to	2.10	0.03	to	0.03
12/31/2017	112,839	9.34	to	9.34	1,054,381	0.01	1.75	to	2.10	(1.72)	to	(1.72)
TA Janus Mid-Cap Growth Initial Class
12/31/2021	3,392	29.13	to	27.10	96,206	0.24	1.75	to	2.10	15.26	to	14.86
12/30/2020	5,193	25.27	to	23.59	127,163	0.22	1.75	to	2.10	17.13	to	16.72
12/31/2019	5,996	21.57	to	20.21	124,894	0.07	1.75	to	2.10	34.34	to	33.87
12/31/2018	7,797	16.06	to	15.10	120,402	0.06	1.75	to	2.10	(2.94)	to	(3.28)
12/31/2017	9,548	16.55	to	15.61	152,161	0.09	1.75	to	2.10	26.78	to	26.34
TA JPMorgan Tactical Allocation Initial Class
12/31/2021	20,859	18.02	to	16.82	366,212	1.90	1.75	to	2.10	3.09	to	2.73
12/30/2020	19,449	17.48	to	16.37	331,134	2.31	1.75	to	2.10	10.41	to	10.02
12/31/2019	26,636	15.83	to	14.88	407,355	2.47	1.75	to	2.10	10.23	to	9.85
12/31/2018	38,588	14.36	to	13.55	532,855	2.20	1.75	to	2.10	(4.63)	to	(4.96)
12/31/2017	43,988	15.06	to	14.26	636,895	1.88	1.75	to	2.10	6.87	to	6.50
TA PIMCO Total Return Initial Class
12/31/2021	31,958	15.75	to	14.75	484,422	1.53	1.75	to	2.10	(2.59)	to	(2.93)
12/30/2020	30,902	16.16	to	15.20	481,400	2.44	1.75	to	2.10	5.81	to	5.44
12/31/2019	39,179	15.28	to	14.41	575,661	3.27	1.75	to	2.10	6.53	to	6.16
12/31/2018	121,110	14.34	to	13.57	1,653,700	2.07	1.75	to	2.10	(2.39)	to	(2.73)
12/31/2017	54,990	14.69	to	13.96	777,432	-	1.75	to	2.10	3.07	to	2.71
TA WMC US Growth Initial Class
12/31/2021	169,960	35.54	to	32.98	5,787,444	0.08	1.75	to	2.10	18.57	to	18.16
12/30/2020	197,948	29.97	to	27.91	5,679,655	0.11	1.75	to	2.10	34.91	to	34.44
12/31/2019	206,842	22.22	to	20.76	4,414,327	0.13	1.75	to	2.10	37.62	to	37.14
12/31/2018	262,774	16.14	to	15.14	4,069,323	0.50	1.75	to	2.10	(1.54)	to	(1.88)
12/31/2017	282,188	16.40	to	15.43	4,448,759	0.40	1.75	to	2.10	26.96	to	26.52

20

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1) See Footnote 1

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

21

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.60% to 1.95% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

22

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

23